Right-of-use asset and lease liability - Lease liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Lease liability:
Additions to lease liability	$ 267
Interest expense	16
Principal repayment	(195)
Lease liabilities	244
Current portion of lease liability	217
Non-current portion of lease liability	$ 27
Remaining life of property leases	1 year 1 month 6 days
Incremental borrowing rate	5.00%
IFRS Adjustment
Lease liability:
Balance as at January 1, 2019		$ 156
Lease liabilities		$ 156